                                   EXCELSIOR
                           Venture Investors III, LLC



                                 ANNUAL REPORT


                                October 31, 2001

Dear Members,

   We are pleased to present the first annual report for Excelsior Venture Investors III, LLC (the "Fund"). The Fund closed on May 11, 2001 with $94.9 million of investors' capital, which was invested in Excelsior Venture Partners III, LLC. The total capital available for investment through Excelsior Venture Partners III, LLC is $148.8 million.

   Our objective is to achieve long-term capital appreciation through direct investments in private companies as well as in selected private equity and venture capital funds managed by third parties. Our investment focus will be concentrated in the following sectors: communications, information services, information technology and life sciences. We believe that companies in these sectors offer exciting opportunities for growth and capital appreciation. Moreover, the current economic environment has produced attractive valuations for venture capital investments, and deal flow has remained strong in these sectors. With this objective and focus in mind, as of October 31, 2001, we have invested in seven private companies and three private equity funds, in addition to closing on a capital commitment to a fourth private equity fund.

Direct Investments

   We expect that during the life of the Fund, more than 70% of the Fund's assets will be invested in private companies. Through October 31, 2001, we have invested $24.5 million across seven companies, with the expectation of adding another 15-20 companies to the portfolio. From the hundreds of proposals we have reviewed thus far, we have invested in the following seven companies in keeping with the Fund's investment focus.

 . Adeza Biomedical Corporation, Sunnyvale, CA, develops, manufactures, and markets diagnostic products and services for women's reproductive healthcare. Adeza's primary focus is on proprietary tests and services for the diagnosis of pregnancy-related and female reproductive disorders including premature and late birth, preeclampsia, endometriosis, and infertility. The Fund invested $3 million in Adeza. Enterprise Partners and Asset Management are also investors in Adeza.

 . Cenquest, Inc., Portland, OR, is an intermediary provider of accredited business and management degree programs to large corporations. Cenquest partners with recognized universities, such as NYU Stern, Babson College, and University of Texas in Austin, to provide interactive graduate degree programs online. The Fund invested $2 million in Cenquest. Sevin Rosen is also an investor in Cenquest.

 . Ethertronics, Inc., San Diego, CA, develops and manufactures embedded antennas for personal mobile devices. Its internal antenna technologies significantly enhance the signal quality, increase the range, and help extend the battery life of mobile devices. Embedded antennas are used by mobile phone, PDA, laptop, GPS, Bluetooth and Wireless LAN device manufacturers. The Fund invested $3.5 million in Ethertronics. Sevin Rosen is a co-investor in Ethertronics.

 . LightConnect, Inc., Newark, CA, designs and manufactures MEMS (micro electro-mechanical systems) components for optical networks. LightConnect's product is meeting the need for configurability in optical networks by enabling rapid dynamic bandwidth and circuit provisioning. The Fund invested $5 million in LightConnect. Other investors in LightConnect include Sevin Rosen, Incubic, Morgenthaler and US Venture Partners.

 . NanoOpto Corporation, Somerset, NJ, is a designer and manufacturer of integrated optical components using nano-manufacturing technology platforms. Based on years of research in Nano Imprint Ligthography technologies, NanoOpto's products allow orders of magnitude improvement in more rapid prototyping, higher performance and lower overall system cost. The Fund invested $2 million in NanoOpto. Bessemer Venture Partners, Morgenthaler and New Enterprise Associates are co-investors in NanoOpto.

 . NetLogic Microsystems, Inc., Mountain View, CA, defines, designs, and markets highly differentiated data plane solutions that enable the global infrastructure of networking and optical communications to achieve the highest performance and functionality. NetLogic also provides multi-processor search interfaces and software drivers that accelerate design and development of leading-edge networking equipment. The Fund invested $5 million in NetLogic Microsystems. Sevin Rosen is a co-investor in NetLogic Microsystems.

 .  OpVista, Inc., Irvine, CA, develops, markets and manufactures Dense
   Wavelength Division Multiplexing (DWDM)- based optical networking equipment for deployment in long haul and regional metro networks. OpVista's ultra-DWDM products allow service providers to build flexible, scalable, and cost effective networks while seamlessly integrating legacy networks. The Fund invested $4 million in OpVista. Sevin Rosen and Incubic are also investors in OpVista.

Fund Investments

   Our investment strategy includes an allocation of up to 30% of the Fund's assets for investment in private equity and venture capital funds managed by third parties. In committing capital to fund investments, our objective is to seek funds that will generate top quartile returns and create an active working relationship with the principals of the fund in terms of deal sourcing and co-investing to leverage the Fund's direct investment activity. As of October 31, 2001, the Fund has made commitments to four private equity funds aggregating $11 million. Thus far, 4.2% of the aggregate commitment has been drawn.

   Below is a summary of each private fund in the portfolio, including unfunded commitments. Each private fund is managed by experienced investment professionals who we believe are capable of serving the Fund's objectives.

 . Advanced Technology Ventures VII, LP is a $700 million fund targeting varied-stage information technology, communications and life sciences companies.

 . CHL Medical Partners II, LP is a $125 million fund targeting start up and early-stage medical technology and life sciences companies.

 . Morgenthaler Venture Partners VII, LP is an $850 million fund targeting varied-stage information technology, communications, and health care companies. Morgenthaler closed on $850 million in committed capital.

 . Prospect Venture Partners II, LP is a $500 million fund targeting varied-stage life sciences companies.

   The Fund's cash balances have been invested in temporary short-term instruments in accordance with the provisions in the Fund's prospectus.

   We feel that the first six months of the Fund have been very productive and we continue to work on a number of exciting investment opportunities. We are optimistic about the Fund's prospects and are committed to generating significant long-term capital appreciation for our Members.

Respectfully submitted,


                                          /s/ Douglas Lindgren
/s/ David Fann                           Douglas Lindgren
David Fann                               Chief Investment Officer and Co-Chief
President and Co-Chief Executive Officer  Executive Officer

Excelsior Venture Investors III, LLC
Portfolio of Investments
October 31, 2001


                                                                      Value
   Units                                                            (Note 1)
   -----                                                           -----------
  INVESTMENT PARTNERSHIP -- 99.44%
  187,409 Excelsior Venture Partners III, LLC (Cost                $92,952,716
          $93,704,499)..................................
                                                                   -----------

  INVESTMENT COMPANIES -- 0.91%
  853,209 Dreyfus Government Cash Management Funds                     853,209
          Institutional Shares (Cost $853,209)..........
                                                                   -----------
  TOTAL INVESTMENTS (Cost $94,557,708)*..................  100.35%  93,805,925
  OTHER ASSETS & LIABILITIES (NET).......................   (0.35)    (325,137)
                                                           ------  -----------
  NET ASSETS.............................................  100.00% $93,480,788
                                                           ======  ===========

 --------
  *Aggregrate cost for Federal tax and book purposes.


Statement of Assets and Liabilities
October 31, 2001


  ASSETS:
   Investments (Cost $94,557,708) (Note 1)........................  $93,805,925
   Cash and cash equivalents......................................        2,599
   Prepaid Insurance..............................................        3,494
                                                                    -----------
   Total Assets...................................................   93,812,018
  LIABILITIES:
   Legal fees payable.............................................      188,268
   Professional fees payable......................................       26,357
   Administration fees payable (Note 2)...........................       10,312
   Organizational fees payable (Note 3)...........................       46,192
   Trustees fees payable (Note 2).................................       45,000
   Printing fees payable..........................................       15,000
   Custodian fees payable.........................................          100
                                                                    -----------
   Total Liabilities..............................................      331,229
                                                                    -----------
  NET ASSETS......................................................  $93,480,788
                                                                    ===========
  NET ASSETS CONSIST OF:
   Paid-in capital................................................  $94,640,601
   Net investment (loss)..........................................     (408,029)
   Unrealized (depreciation) on investments.......................     (751,783)
                                                                    -----------
  Total Net Assets................................................  $93,480,788
                                                                    ===========
  Units of Membership interests outstanding (no par value, 400,000
  authorized).....................................................      189,809
                                                                    ===========
  NET ASSET VALUE PER UNIT........................................  $    492.50
                                                                    ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Operations
For the period April 6, 2001 (commencement of operations) through October 31,
2001


  NET INVESTMENT INCOME:
   Interest.........................................................  $  15,945
   Distribution from Excelsior Venture Partners III, LLC............    286,240
                                                                      ---------
   Net Investment income............................................    302,185
                                                                      ---------
  EXPENSES:
   Professional fees................................................    223,881
   Administration fees (Note 2).....................................     54,107
   Organizational fees (Note 3).....................................     85,386
   Trustees fees (Note 2)...........................................     45,000
   Printing fees....................................................     15,000
   Custodian fees...................................................        600
                                                                      ---------
   Total expenses...................................................    423,974
                                                                      ---------
  NET INVESTMENT (LOSS).............................................   (121,789)
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  EXCELSIOR VENTURE PARTNERS III, LLC: (Note 1)
   Net change in unrealized (depreciation) on Investments...........   (751,783)
                                                                      ---------
  NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............  $(873,573)
                                                                      =========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Changes in Net Assets
For the period April 6, 2001 (commencement of operations) through October 31,
2001

  OPERATIONS:
   Net investment (loss)..........................................  $  (121,789)
   Net change in unrealized (depreciation) on Investments.........     (751,783)
                                                                    -----------
   Net (decrease) in net assets resulting from operations.........     (873,573)
                                                                    -----------
  TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
   Proceeds from units sold, net of offering costs................   94,530,601
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
   In excess of net investment income.............................     (286,240)
                                                                    -----------
   Total distributions............................................     (286,240)
                                                                    -----------
  Net increase in Net Assets......................................   93,370,788
                                                                    -----------
  NET ASSETS:
   Beginning of period............................................      110,000
   End of period..................................................   93,480,788
                                                                    ===========
  Membership Interest Transactions:
   Units issued...................................................      189,809
                                                                    -----------
  Net Increase in Units Outstanding...............................      189,809
                                                                    ===========

 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Cash Flows
For the period April 6, 2001 (commencement of operations) through October 31,
2001

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in Net Assets Resulting from Operations......... $   (873,573)
  Adjustments to reconcile net decrease in net assets from
  operations to net cash used in operating activities:
   Unrealized depreciation on investments.......................      751,783
   Purchase of investments......................................  (94,557,708)
   Increase in prepaid insurance................................       (3,493)
   Increase in legal fees payable...............................      188,268
   Increase in professional fees payable........................       26,357
   Increase in administration fees payable......................       10,312
   Increase in organizational fees payable......................       46,192
   Increase in trustees fees payable............................       45,000
   Increase in printing fees payable............................       15,000
   Increase in custodian fees payable...........................          100
                                                                 ------------
    Net cash used in operating activities.......................  (94,351,762)
                                                                 ------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from units sold, net of offering costs..............   94,640,601
   Distribution to shareholders.................................     (286,240)
                                                                 ------------
    Net cash provided by financing activities...................   94,354,361
                                                                 ------------
    Net change in cash..........................................        2,599
     Cash and cash equivalents at beginning of period...........          --
                                                                 ------------
     Cash and cash equivalents at end of period................. $      2,599
                                                                 ============
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
    Cash paid during the year for interest...................... $        --
                                                                 ============

 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Financial Highlights
For the period April 6, 2001 (commencement of operations) through October 31,
2001

  Per Share Operating Performance:(1)
  NET ASSET VALUE, BEGINNING OF PERIOD...............................  $500.00
   Deduction of offering costs from contributions....................    (1.39)
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment (loss).............................................    (0.64)
   Net realized and unrealized (loss) on investment transactions.....    (3.96)
                                                                       -------
   Total from investment operations..................................    (4.60)
                                                                       -------
  DISTRIBUTIONS:
   In excess of investment income....................................    (2.90)
                                                                       -------
   Total Distributions...............................................    (2.90)
                                                                       -------
  NET ASSET VALUE, END OF PERIOD.....................................  $492.50
                                                                       =======
  TOTAL NET ASSET VALUE RETURN(3)....................................    (0.92)%
                                                                       =======
  RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)...................................   93,481
   Ratios to average net assets:(2)
   Expenses..........................................................     0.47%
   Net investment (loss).............................................    (0.13)%
   Turnover..........................................................     0.00%

(1)  Selected data for a membership interest outstanding throughout the period.
(2)  Annualized
(3)  Non-annualized

 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

                     EXCELSIOR VENTURE INVESTORS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                               October 31, 2001

Note 1 -- Significant Accounting Policies

   Excelsior Venture Investors III, (the "Fund") is a non-diversified, closed end management investment company which has registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. As of October 31, 2001 the Fund sold 189,809 units via a public offering which closed on May 11, 2001.

   The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the "Portfolio"), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company, or "BDC", under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

   Certain costs incurred in connection with the initial offering of units of the Fund totaled $263,899 for the period ended October 31, 2001. Each member's share of these costs were deducted from his or her initial capital contribution. As of October 31, 2001, the Fund sold 189,809 units.

   The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  A. Investment Valuation:

     The valuation of the Fund's assets is dependent on the valuation of the Portfolio's investment securities. Because the Fund invests its assets in interests in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). As of October 31, 2001 the market value of the Fund's investment in the Portfolio was $92,952,716 and represented an ownership of 64.30% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation, or if no sale occurred, at the mean between the latest bid and ask prices. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Managing Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Managing Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

     The Fund's interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio expects to make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

  B. Security transactions and investment income:

     Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distribution from the Portfolio are recorded on the Statement of Operations as declared.

  C. Dividends to shareholders:

     Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least once a year. Dividends in excess of net investment income totaled $286,240 for the period ended October 31, 2001.

  D. Income Taxes:

     Currently, under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, State and Local income tax purposes. By reason of this treatment the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

     The Fund bears all costs of its operations.

  E. Other

     The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of Company does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Note 2 -- Investment Advisory Fee and Related Party Transactions

   U.S. Trust Company serves as Investment Adviser to both the Fund and the Portfolio. United States Trust Company of New York ("U.S. Trust NY") serves as Investment Sub-Adviser of the Portfolio pursuant to an investment Sub-Advisory Agreement with the Investment Adviser and the Portfolio. U.S. Trust Company will be responsible for investing assets not invested in the Portfolio. In return for its services and expenses which U.S. Trust Company assumes under the Investment Advisory Agreement, the Fund will pay U.S. Trust Company an advisory fee equal to an annual rate equal of 0.1% of the Fund's average quarterly net assets, that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio's final subscription closing date, the Portfolio will pay U.S. Trust Company a management fee at an annual rate equal to 2.00% of the Portfolio's average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio's direct investments. The Incentive Carried Interest is an amount equal to 20% of the cumulative realized capital gains on all direct investments determined net of cumulative realized and unrealized losses on all investments of any type. Direct Investments means the Portfolio's investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each fiscal year. Pursuant to the Investment Sub-Advisory Agreement, U.S. Trust Company pays an investment management fee to U.S. Trust NY.

   U.S Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a state-chartered bank and trust company and a member of the Federal Reserve System. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund's custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.065% and 0.03% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund are excluded from the asset based fee.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Fund's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received from its offering. U.S. Trust Company or an affiliate will pay the Distributor an on- going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

Note 3 -- Organizational fees

   Organizational fees incurred by the Fund for the period were $85,396.

Note 4 -- Investments in Excelsior Venture Partners III, L.L.C.

   As of October 31, 2001, the Fund's interest in the following companies through its investment in the Portfolio represented 5% or more of the total net assets:

                                                             Percentage of
                                                              Fund's Net
             Portfolio Investments               Fair Value     Assets
             ---------------------               ----------- -------------
U.S. Government Agency Obligations
Federal Farm Credit Note 2.24%, 11/26/01         $57,016,858    60.99%
Federal Home Loan Discount Note 3.50%, 12/05/01   15,822,116    16.93%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Members and Board of Managers
Excelsior Venture Investors III, LLC

     We have audited the accompanying statement of assets and liabilities of Excelsior Venture Investors III, LLC (the "Fund"), including the portfolio of investments, as of October 31, 2001, the related statements of operations, changes in net assets, cash flows and the financial highlights for the period from April 6, 2001 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Venture Investors III, LLC, at October 31, 2001, the results of its operations, changes in net assets, cash flows and the financial highlights for the period from April 6, 2001 to October 31, 2001 in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP


New York, New York
December 10, 2001

Excelsior Venture Partners III, LLC
Portfolio of Investments
October 31, 2001

  Principal                                       Acquisition     Value
   Amount                                           Date##       (Note 1)
  ---------                                       -----------  ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 78.40%
 $90,000,000 Federal Farm Credit Note 2.24%,                   $ 89,860,000
             11/26/01..........................
             Federal Home Loan Discount Note
  25,000,000 3.50%, 12/05/01...................                  24,936,052
                                                               ------------
          TOTAL -- U.S. GOVERMENT AGENCY
          OBLIGATIONS (Cost $114,777,361).......               114,796,052
                                                               ------------
   Shares
   ------
 PRIVATE COMPANIES # -- 16.73%
     647,948 Adeza Biomedical Corp. Series 5...        10/01      2,999,998
  44,247,788 Cenquest, Inc.....................         8/01      2,000,000
   2,333,333 Ethertronics Series B.............         7/01      3,500,000
   4,330,504 LightConnect, Inc.................         7/01      5,000,000
     857,143 Nano Opto Series 1-A..............        10/01      2,000,000
   1,538,461 Netlogic Microsystems Series D....        10/01      5,000,000
   5,333,333 OpVista, Inc......................         7/01      4,000,000
                                                               ------------
          TOTAL -- PRIVATE COMPANIES (Cost
          $24,499,998)..........................                     24,499,998
                                                               ------------
 PRIVATE INVESTMENT FUNDS # -- 0.26%
      75,000 Advanced Technology Ventures VII,          8/01         55,702
             LP................................
     150,000 Morgenthaler Partners VII, LP.....         8/01        138,204
     240,429 Prospect Ventures Partners II,       8/01-10/01        186,539
             LP................................
                                                               ------------
          TOTAL -- PRIVATE INVESTMENT FUNDS
          (Cost $465,431).......................                   380,445
                                                               ------------
 TOTAL INVESTMENTS (Cost $139,742,790*).........       95.39%   139,676,495
 OTHER ASSETS & LIABILITIES (NET)...............        4.61      6,744,283
                                                  ----------   ------------
 NET ASSETS.....................................      100.00%  $146,420,778
                                                  ==========   ============

--------
*  Aggregrate cost for Federal tax and book purposes.
#  Restricted Securities & non-income producing.
##  Required disclosure for restricted securities.

     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Assets and Liabilities
October 31, 2001


  ASSETS:
   Investments, at market value (Cost $139,742,790) (Note 1).....  $139,676,495
   Cash and cash equivalents.....................................     8,433,122
   Receivable due from Distributor (Note 4)......................        50,000
   Prepaid Insurance.............................................        43,070
                                                                   ------------
   Total Assets..................................................   148,202,687
  LIABILITIES:
   Management fees payable (Note 2)..............................     1,377,259
   Professional fees payable.....................................       221,430
   Administration fees payable (Note 2)..........................        27,811
   Offering cost payable (Note 1)................................        93,880
   Trustees fees payable (Note 2)................................        45,000
   Printing fees payable.........................................        15,000
   Custodian fees payable........................................         1,529
                                                                   ------------
   Total Liabilities.............................................     1,781,909
                                                                   ------------
  NET ASSETS.....................................................  $146,420,778
                                                                   ============
  NET ASSETS consist of:
   Paid-in capital...............................................  $146,136,782
   Net investment gain...........................................       343,692
   Undistributed net realized gain...............................         6,599
   Unrealized (depreciation) on investments......................       (66,295)
                                                                   ------------
  Total Net Assets...............................................  $146,420,778
                                                                   ============
  Units of Membership Interests Outstanding (Unlimited number of
  no par value units authorized).................................       295,210
                                                                   ============
  NET ASSET VALUE PER UNIT.......................................  $     495.99
                                                                   ============


     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Operations
For the period April 5, 2001 (commencement of operations) through October 31,
2001


  INVESTMENT INCOME:
   Interest income.................................................  $2,729,924
                                                                     ----------
  EXPENSES:
  Management fees (Note 2).........................................   1,377,259
  Professional fees................................................     241,385
  Organizational fees (Note 4).....................................     154,976
  Administration fees (Note 2).....................................      96,925
  Trustees fees (Note 2)...........................................      45,000
  Custodian fees...................................................      10,910
  Printing fees....................................................      15,000
  Insurance........................................................       7,626
                                                                     ----------
   Total Expenses..................................................   1,949,081
  Reimbursement of Organizational fees from Distributor............     (50,000)
                                                                     ----------
   Net Expenses....................................................   1,899,081
                                                                     ----------
  NET INVESTMENT INCOME............................................     830,843
                                                                     ----------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS: (Note 1)
  Net realized gain on investments.................................       6,599
  Net change in unrealized (depreciation) on investments...........     (66,295)
                                                                     ----------
  NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS................     (59,696)
                                                                     ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $  771,147
                                                                     ==========

     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Changes in Net Assets
For the period April 5, 2001 (commencement of operations) through October 31,
2001


   OPERATIONS:
    Net investment income........................................  $    830,843
    Net realized gain on investments.............................         6,599
    Net change in unrealized (depreciation) on investments.......       (66,295)
                                                                   ------------
     Net increase in net assets resulting from operations........       771,147
                                                                   ------------
   TRANSACTIONS IN UNITS OF MEMBERSHIP INTERESTS:
    Proceeds from units sold, net of offering costs..............   146,136,282
                                                                   ------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income........................................      (487,151)
                                                                   ------------
     Total distributions.........................................      (487,151)
                                                                   ------------
   Net Increase in Net Assets....................................   146,420,278

   NET ASSETS:
    Beginning of period..........................................           500
                                                                   ------------
    End of period................................................  $146,420,778
                                                                   ============
   Membership Interests Transactions:
    Units issued.................................................       295,210
                                                                   ------------
   Net Increase in Units Outstanding.............................       295,210
                                                                   ============

     Notes to Financial Statements are an integral part of this Statement.

Excelsior Venture Partners III, LLC
Statement of Cash Flows
For the period April 5, 2001 (commencement of operations) through October 31,
2001

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net Increase in Net Assets Resulting from Operations...... $       771,147
  Adjustments to reconcile net increase in net assets from
  operations to net cash used in operating activities:
   Unrealized depreciation on investments....................          66,295
   Increase in receivable due from Distributor...............         (50,000)
   Purchase of investments...................................  (2,704,282,487)
   Proceeds from sales of investments........................   2,564,539,697
   Increase in prepaid insurance.............................         (43,070)
   Increase in management fees payable.......................       1,377,259
   Increase in professional fees payable.....................         221,430
   Increase in administration fees payable...................          27,811
   Increase in offering cost payable.........................          93,880
   Increase in trustees fees payable.........................          45,000
   Increase in printing fees payable.........................          15,000
   Increase in custodian fees payable........................           1,529
                                                              ---------------
    Net cash used in operating activities....................    (137,216,509)
                                                              ---------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from units sold, net of offering costs...........     146,136,782
   Distribution to shareholders..............................        (487,151)
                                                              ---------------
    Net cash provided by financing activities................     145,649,631
                                                              ---------------
    Net change in cash.......................................       8,433,122
     Cash and cash equivalents at beginning of period........             --
                                                              ---------------
     Cash and cash equivalents at end of period.............. $     8,433,122
                                                              ===============
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
    Cash paid during the year for interest................... $           --
                                                              ===============

      Notes to Financial Statements are an integral part of this statement

Excelsior Venture Partners III, LLC
Financial Highlights
For the period April 5, 2001 (commencement of operations) through October 31,
2001


 Per Unit Operating Performance:(1)

  NET ASSET VALUE, BEGINNING OF PERIOD................................  $500.00
   Deduction of offering costs from contributions.....................    (4.97)
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..............................................     2.81
   Net realized and unrealized (loss) on investment transactions......    (0.20)
                                                                        -------
   Total from investment operations...................................     2.61
                                                                        -------
  DISTRIBUTIONS:
   Net Investment Income..............................................    (1.65)
                                                                        -------
   Total Distributions................................................    (1.65)
                                                                        -------
  NET ASSET VALUE, END OF PERIOD......................................   495.99
  TOTAL NET ASSET VALUE RETURN(3).....................................     0.52%
                                                                        =======
  RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000)....................................  146,421
   Ratios to average net assets:(2)
   Gross expenses.....................................................     1.35%
   Net expenses.......................................................     1.32%
   Net investment income..............................................     0.58%
   Turnover...........................................................     0.00%

(1) Selected data for a unit of membership interest outstanding through the period.
(2) Annualized
(3) Not annualized

     Notes to Financial Statements are an integral part of this Statement.

                      EXCELSIOR VENTURE PARTNERS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                               October 31, 2001

Note 1 -- Significant Accounting Policies

  Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or "BDC" under the Investment Company Act. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. As of October 31, 2001 the Company sold 295,210 units via a public offering which closed on May 11, 2001. The duration of the Fund is ten years (subject to two 2-year extensions) from the final subscription closing, at which time the affairs of the Fund will be wound up and its assets distributed pro rata to members as soon as is practicable.

  Certain costs incurred in connection with the initial offering of units totaled $1,468,218. Each member's share of these costs was deducted from his, her or its initial capital contribution.

  The following is a summary of the Company's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  A. Investment Valuation:

    The Company values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Managing Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost.

    The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Managing Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

  B. Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex- dividend date.

  C. Income taxes:

    Currently, under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for Federal, State and Local income tax purposes. By reason of this treatment the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

  D. Dividends to shareholders:

    Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least once a year. Dividends from net investment income totaled $487,151 for the period ended October 31, 2001.

  E. Other:

    The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

    In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Company does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Note 2 -- Investment Advisory Fee and Related Party Transactions

  U.S. Trust Company serves as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. United States Trust Company of New York ("U.S. Trust NY") serves as the Investment Sub-Adviser to the Company pursuant to an Investment Sub-Advisory Agreement among U.S. Trust NY, U.S. Trust Company and the Company. In return for its services and expenses which the U.S. Trust Company assumes under the Investment Advisory Agreement, the Company will pay U.S. Trust Company, on a quarterly basis, a management fee at an annual rate equal to 2.00% of the Company's average quarterly net assets through the fifth anniversary of the first closing date and 1.00% of net assets thereafter. In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company's cumulative realized capital gains on all direct investments determined net of cumulative realized and unrealized losses on all investments of any type. Direct Investments means Fund investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year. Pursuant to the Investment Sub-Advisory Agreement, U.S. Trust Company pays an investment management fee to U.S. Trust NY.

  U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a state-chartered bank and trust company and a member of the Federal Reserve System. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company's custodian, and PFPC serves as transfer agent. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets and payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $11,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

  Charles Schwab & Co. Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Company's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in this offering. U.S. Trust Company or an affiliate will pay the Distributor an on- going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from this offering.

  As of October 31, 2001 Excelsior Venture Investors III, LLC has an investment in the Company of $92,952,716. This represents an ownership interest of 64.30% in the Company.

Note 3 -- Purchases and Sales of Securities:

  Excluding short-term investments, the Company had $24,965,427 in purchases and $0 in sales of securities for the period ended October 31, 2001.

Note 4 -- Organizational Fees

  The Company incurred organization fees totaling $154,976. As a result of the Company's final closing held on May 11, 2001, the Company will be reimbursed for $50,000 in organizational expenses from the Distributor.

Note 5 -- Commitments

  As of October 31, 2001, the Company has committed $10,500,000 to uncalled Private Fund investments.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Members and Board of Managers
Excelsior Venture Partners III, LLC

  We have audited the accompanying statement of assets and liabilities of Excelsior Venture Partners III, LLC (the "Fund"), including the portfolio of investments, as of October 31, 2001, the related statements of operations, changes in net assets, cash flows and the financial highlights for the period from April 5, 2001 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Venture Partners III, LLC at October 31, 2001, the results of its operations, changes in net assets, cash flows and the financial highlights for the period from April 5, 2001 to October 31, 2001 in conformity with accounting principles generally accepted in the United States.


                             /s/ Ernst & Young LLP


New York, New York
December 10, 2001